Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Macroeconomic Variables impacted in Determining ECLs) (Details)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Base Forecast [Member] | Average Q4 2025 - Q3 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.02%
U.S. 10-year BBB spread	1.38%
Exchange rate (U.S. dollar/Canadian dollar)	0.0074
Base Forecast [Member] | Average Q4 2025 - Q3 2026 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.10%
Real GDP	0.90%
Home prices	4.10%
Central bank policy interest rate	2.25%
Base Forecast [Member] | Average Q4 2025 - Q3 2026 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.30%
Real GDP	1.70%
Home prices	(0.10%)
Central bank policy interest rate	3.50%
Base Forecast [Member] | Average Q4 2024 - Q3 2025 [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield		3.52%
U.S. 10-year BBB spread		1.75%
Exchange rate (U.S. dollar/Canadian dollar)		0.0074
Base Forecast [Member] | Average Q4 2024 - Q3 2025 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		6.70%
Real GDP		1.70%
Home prices		6.00%
Central bank policy interest rate		3.19%
Base Forecast [Member] | Average Q4 2024 - Q3 2025 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		4.30%
Real GDP		1.90%
Home prices		1.30%
Central bank policy interest rate		3.69%
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.00%	3.45%
U.S. 10-year BBB spread	1.60%	1.80%
Exchange rate (U.S. dollar/Canadian dollar)	0.0075	0.0075
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.00%	6.00%
Real GDP	1.70%	2.00%
Home prices	4.00%	3.00%
Central bank policy interest rate	2.25%	2.27%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.00%	4.00%
Real GDP	2.10%	2.10%
Home prices	3.50%	3.00%
Central bank policy interest rate	3.25%	3.00%
Upside Scenario [Member] | Average Q4 2025 - Q3 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.34%
U.S. 10-year BBB spread	1.24%
Exchange rate (U.S. dollar/Canadian dollar)	0.0074
Upside Scenario [Member] | Average Q4 2025 - Q3 2026 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.40%
Real GDP	1.00%
Home prices	4.30%
Central bank policy interest rate	2.50%
Upside Scenario [Member] | Average Q4 2025 - Q3 2026 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.10%
Real GDP	1.80%
Home prices	0.60%
Central bank policy interest rate	3.75%
Upside Scenario [Member] | Average Q4 2024 - Q3 2025 [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield		4.49%
U.S. 10-year BBB spread		1.59%
Exchange rate (U.S. dollar/Canadian dollar)		0.0075
Upside Scenario [Member] | Average Q4 2024 - Q3 2025 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		5.70%
Real GDP		2.10%
Home prices		8.20%
Central bank policy interest rate		4.19%
Upside Scenario [Member] | Average Q4 2024 - Q3 2025 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		3.80%
Real GDP		2.70%
Home prices		4.20%
Central bank policy interest rate		5.00%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.24%	3.81%
U.S. 10-year BBB spread	1.53%	1.76%
Exchange rate (U.S. dollar/Canadian dollar)	0.0076	0.0076
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%	5.60%
Real GDP	1.90%	2.20%
Home prices	4.50%	3.40%
Central bank policy interest rate	2.50%	2.61%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%	3.70%
Real GDP	2.20%	2.40%
Home prices	4.10%	3.80%
Central bank policy interest rate	3.50%	3.39%
Downside Scenario [Member] | Average Q4 2025 - Q3 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.60%
U.S. 10-year BBB spread	2.27%
Exchange rate (U.S. dollar/Canadian dollar)	0.0068
Downside Scenario [Member] | Average Q4 2025 - Q3 2026 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.80%
Real GDP	(1.00%)
Home prices	(5.50%)
Central bank policy interest rate	1.13%
Downside Scenario [Member] | Average Q4 2025 - Q3 2026 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.50%
Real GDP	(0.40%)
Home prices	(7.50%)
Central bank policy interest rate	2.06%
Downside Scenario [Member] | Average Q4 2024 - Q3 2025 [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield		3.40%
U.S. 10-year BBB spread		2.51%
Exchange rate (U.S. dollar/Canadian dollar)		0.0071
Downside Scenario [Member] | Average Q4 2024 - Q3 2025 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		7.70%
Real GDP		(0.40%)
Home prices		(7.10%)
Central bank policy interest rate		1.69%
Downside Scenario [Member] | Average Q4 2024 - Q3 2025 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		5.40%
Real GDP		(0.20%)
Home prices		(8.50%)
Central bank policy interest rate		2.81%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.60%	3.34%
U.S. 10-year BBB spread	1.90%	2.10%
Exchange rate (U.S. dollar/Canadian dollar)	0.0071	0.0071
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.20%	7.30%
Real GDP	2.00%	2.30%
Home prices	3.70%	3.70%
Central bank policy interest rate	1.42%	1.81%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%	5.40%
Real GDP	2.40%	2.40%
Home prices	4.00%	4.10%
Central bank policy interest rate	2.30%	2.06%